Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of reconciliation between the "theoretical" tax expense

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	(1,347)	2,986	(781)

Theoretical tax expense (benefit)	(310)	687	(187)
Expenses (income) not recognized for tax purposes	55	(201)	(95)
Temporary differences in the reported year for which no deferred taxes were recognized	(1)	(633)	-
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	256	147	282

Tax benefit	-	-	-